Investments in equity instruments designated at fair value through other comprehensive income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 10,654,080	R$ 7,695,206
Total	10,654,080	7,695,206
Cost [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	12,217,673	8,318,376
Total	12,217,673	8,318,376
Adjustments To Fair Value [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	(1,563,593)	(623,170)
Total	R$ (1,563,593)	R$ (623,170)